CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets
Cash and cash equivalents		$ 203,226	¥ 1,411,000	¥ 1,843,233	[1],[2]
Restricted cash		24,161	167,751	156,161	[1]
Short-term investments		52,067	361,499	29,234	[1]
Accounts receivable (net of allowance for doubtful accounts of RMB17,903 and RMB71,987 (US$10,369) as of December 31, 2015 and 2016, respectively)		86,545	600,885	633,440	[1]
Prepayments and other current assets		82,285	571,306	360,004	[1]
Due from related parties		6,377	44,278	60,794	[1]
Deferred tax assets		2,236	15,527	5,101	[1]
Total current assets		456,897	3,172,246	3,087,967	[1]
Non-current assets
Property and equipment, net		16,915	117,439	121,241	[1]
Intangible assets, net		32,731	227,251	233,092	[1]
Goodwill		135,953	943,922	617,863	[1]
Investment in equity investees		14,412	100,063	124,708	[1]
Other long-term investments		126,328	877,094	700,113	[1]
Deferred tax assets		10,775	74,809	12,843	[1]
Other non-current assets		4,077	28,310	28,724	[1]
Total non-current assets		341,191	2,368,888	1,838,584	[1]
Total assets		798,088	5,541,134	4,926,551	[1]
Current liabilities (including current liabilities of the VIEs and a VIE's subsidiary without recourse to the Company amounting to RMB277,364 and RMB140,487 (US$20,234) as of December 31, 2015 and 2016, respectively) (note 1)
Bank loans		54,666	379,544	130,273	[1]
Accounts payable		28,069	194,882	137,883	[1]
Accrued expenses and other current liabilities		195,846	1,359,758	1,309,191	[1]
Deferred revenue		7,009	48,661	56,070	[1]
Due to related parties		10,250	71,167	56,932	[1]
Income tax payable		1,759	12,209	29,822	[1]
Deferred tax liabilities	[1]			414
Total current liabilities		297,599	2,066,221	1,720,585	[1]
Non-current liabilities (including non-current liabilities of the VIEs and a VIE's subsidiary without recourse to the Company amounting to RMB2,160 and RMB1,304 (US$188) as of December 31, 2015 and 2016, respectively) (note 1)
Bank loans		17,110	118,797	10,523	[1]
Deferred revenue		864	6,001	8,166	[1]
Deferred tax liabilities		16,194	112,438	99,006	[1]
Other non-current liabilities		5,257	36,499	73,826	[1]
Total non-current liabilities		39,425	273,735	191,521	[1]
Total liabilities		337,024	2,339,956	1,912,106	[1]
Commitments and contingencies					[1]
Shareholders' equity
Treasury stock (nil and 25,368,080 shares as of December 31, 2015 and 2016, respectively)		(25,780)	(178,991)
Additional paid-in capital		392,579	2,725,675	2,416,907	[1]
Accumulated other comprehensive income		32,858	228,145	119,116	[1]
Retained earnings		34,177	237,293	317,818	[1]
Total Cheetah Mobile Inc. shareholders' equity		433,867	3,012,352	2,854,067	[1]
Noncontrolling interests		27,197	188,826	160,378	[1]
Total equity		461,064	3,201,178	3,014,445	[1],[3]
Total liabilities, noncontrolling interests and shareholders' equity		798,088	5,541,134	4,926,551	[1]
Class A Ordinary shares
Shareholders' equity
Ordinary shares		9	65	56	[1]
Class B Ordinary shares
Shareholders' equity
Ordinary shares		$ 24	¥ 165	¥ 170	[1]

[1]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)
[2]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior years. (Note 3)
[3]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of changes in shareholders’ equity in prior years. (Note 3)